Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Share capital	Foreign currency translation reserve	Contributed surplus	Equity-settled share-based payment reserve	Retained loss	Non-controlling interests ("NCI")	Total
Opening balance at Dec. 31, 2024	$ 213,877	$ 165,408	$ (10,525)	$ 132,591	$ 16,399	$ (89,996)	$ 20,587	$ 234,464
Dividends	(5,405)					(5,405)	(2,721)	(8,126)
Shares issued on settlement of incentive plan awards - cash-settled	60	60						60
Equity-settled share-based expense	94				94			94
Shares issued on settlement of incentive plan awards - equity-settled	(42)	766			(808)			(42)
Profit for the period	29,402					29,402	5,357	34,759
Other comprehensive income for the period	446		446					446
Ending balance at Jun. 30, 2025	238,432	166,234	(10,079)	132,591	15,685	(65,999)	23,223	261,655
Opening balance at Dec. 31, 2024	213,877	165,408	(10,525)	132,591	16,399	(89,996)	20,587	234,464
Shares issued on settlement of incentive plan awards - cash-settled		60
Shares issued on settlement of incentive plan awards - equity-settled		766
Ending balance at Dec. 31, 2025	258,997	166,329	(9,416)	132,591	15,079	(45,586)	24,549	283,546
Dividends	(5,428)					(5,428)	(4,160)	(9,588)
Shares issued on settlement of incentive plan awards - cash-settled	192	192						192
Equity-settled share-based expense	579				579			579
Shares issued on settlement of incentive plan awards - equity-settled	(163)	351			(514)			(163)
Profit for the period	39,659					39,659	9,274	48,933
Other comprehensive income for the period	104		104					104
Ending balance at Jun. 30, 2026	$ 293,940	$ 166,872	$ (9,312)	$ 132,591	$ 15,144	$ (11,355)	$ 29,663	$ 323,603